INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INVENTORIES
INVENTORIES

3.    INVENTORIES

The following table sets forth a summary of inventories stated at lower of cost or net realizable value, as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Finished goods	$31,541	$25,986
Work-in-process	4,833	3,741
Raw materials and supplies	34,693	31,196
	$71,067	$60,923

7.    INVENTORIES

The following table sets forth a summary of inventories stated at lower of cost or net realizable value, as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Finished goods	$25,986	$21,458
Work-in-process	3,741	4,614
Raw materials and supplies	31,196	36,054
	$60,923	$62,126